DIRECTORS LOAN (Details 2) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
DIRECTORS LOAN
Interest on loan	$ 100,000	$ 111,354	$ 105,630
Amortization of transaction costs	74,642	57,881	108,768
Total	$ 174,642	$ 169,235	$ 214,398